FINANCE LEASES - Changes in Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes In Finance Lease Liability [Roll Forward]
Beginning balance	$ 87,588	$ 105,975
Additions	0	16,281
Repayments	(24,550)	(40,568)
Interest expense on obligations under finance lease	4,949	6,098
Foreign exchange translation	0	(198)
Ending balance	67,987	87,588
Current portion	18,829	19,601
Non-current portion	$ 49,158	$ 67,987